Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0000066740
Registrant Name	3M CO
Registration File Number	333-293169
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES